STOCK OPTION PLANS (Tables)	3 Months Ended
Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
The following is a summary of the stock options granted to employees under the Equity Incentive Plan:

	For the three months ended
	March 31, 2014
	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2014	5,101,663	$0.0013
Issued	933,000	$1.9300
Outstanding at March 31, 2014	6,034,663	$0.2995
Options exercisable at March 31, 2014	4,889,051	$0.0062

	For the three months ended March 31, 2013
	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2013	4,983,888	$0.0013
Issued	-	-
Outstanding at March 31, 2013	4,983,888	$0.0013
Options exercisable at March 31, 2013	4,017,486	$0.0013

Schedule Of Share Based Compensation Share Options Outstanding Separated By Exercise Price [Table Text Block]
The options outstanding as of March 31, 2014 have been separated by exercise prices as follows:

Exercise Price	# of Options Outstanding	Average Remaining Contractual Life (years)	# of Options Exercisable
$0.001	8,443,784	8.27	8,218,672
$0.244	576,088	6.24	432,066
$1.930	1,333,000	9.86	12,500
	10,352,875		8,663,238

Nonemployee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
The following is a summary of the stock options granted to non-employees under the Equity Incentive Plan:

	For the three months ended March 31, 2014
	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2014	3,918,209	$0.0374
Issued	400,000	$1.9300
Outstanding at March 31, 2014	4,318,209	$0.2127
Options exercisable at March 31, 2014	3,774,187	$0.0291

	For the three months ended March 31, 2013
	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2013	3,630,946	$0.0404
Issued	-	-
Outstanding at March 31, 2013	3,630,946	$0.0404
Options exercisable at March 31, 2013	3,342,902	$0.0221